Long-Term Debt - Loans And Credit Facilities Terms and Compliance (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Debt Instruments
Covenant compliance	As of June 30, 2015, the Partnership was in compliance with all financial debt covenants under the $340 million Credit facility and the Notes.
Cash and cash equivalents	$ 12,456	$ 11,949	$ 19,623	$ 5,677
$340 million Credit Suisse Senior Secured Revolving Credit Facility | Minimum
Debt Instruments
Cash and cash equivalents	$ 24,000
Hull cover ratio	130.00%
$250.0 Million Senior Unsecured Notes due 2019 | Minimum
Debt Instruments
Net worth	$ 250,000
$340 million Credit Suisse Senior Secured Revolving Credit Facility & $250.0 Million Senior Unsecured Notes due 2019
Debt Instruments
Covenant terms	The $340 million Credit Facility and Notes contain financial and other covenants that require, amongst others, the Partnership to maintain aggregate free liquidity (which includes the minimum liquidity restriction imposed under the Notes) of at least $24.0 million, maintain a hull cover ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the facility, no less than 130%, maintain minimum net worth of no less than $250 million and meet precise interest coverage levels and a certain leverage ratio (as each time prescribed in the respective debt arrangement). The Partnership's debt arrangements further include other customary restrictions that prohibit the Partnership from declaring or making any distributions if an event of default occurs and which further require, the Partnership's Sponsor to own, directly or indirectly, minimum voting interests in the Partnership.